Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 3,078,000	$ 2,320,000
R&D credit	2,443,000	1,424,000
Capitalized R&D expenses	5,617,000	2,647,000
Capitalized start-up expenses	15,628,000	4,652,000
Operating lease liabilities	216,000	0
Stock-based compensation	394,000	80,000
Depreciation and amortization	73,000	17,000
Accrued expenses	0	44,000
Deferred tax assets	27,449,000	11,184,000
Valuation allowance	(26,775,000)	(11,184,000)	$ (6,777,000)
Total deferred tax assets	674,000	0
Right-of-use assets	(207,000)	0
Unrealized gain on marketable securities	(467,000)	0
Total deferred tax liabilities	(674,000)	0
Net deferred assets	$ 0	$ 0